Hybrid Bonds	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds

The Parent Company repaid Series 1 hybrid bonds during the year ended December 31, 2018 and issued the Series 2 hybrid bonds. Hybrid bonds classified as equity as of December 31, 2018 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	Amount
Series 2-1 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.70	￦	300,000
Series 2-2 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.65		100,000
Issuance costs						(1,241)

					￦	398,759

Hybrid bonds issued by the Parent Company are classified as equity as there is no contractual obligation for delivery of financial assets to the bond holders. These are subordinated bonds which rank before common shares in the event of a liquidation or reorganization of the Parent Company.

(*1)	The Parent Company has a right to extend the maturity without any notice or announcement.

(*2)

Annual interest rate is determined as yield rate of 5 year national bond plus premium. According to the step-up clause, additional premium of 0.25% and 0.75%, respectively, after 10 years and 25 years from the issuance date are applied.